Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and September 30, 2025 is as follows:

	Nine Months Ended	Year Ended
	September 30, 2025	December 31, 2024
	(in thousands)
Opening balance	$9,051,410	$9,022,075
Current period acquisitions	—	46,126
Prior period acquisitions	5,108	—
Impairment	(165,300)	—
Foreign exchange movement	36,105	(16,791)
Closing balance	$8,927,323	$9,051,410